Capital management (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Capital
The following table summarizes the capital of the Group:

As at March 31,	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Equity	681,895	734,049	10,036

Cash and cash equivalents a	50,598	48,537	664
Short term investments a	326,639	276,494	3,780
Non-current bank depositsb	338	1,107	15

Total cash (a)	377,575	326,138	4,459
Current borrowings (Note 22)	212,231	189,600	2,592
Non-current borrowings (Note 22)	367,244	379,622	5,191

Total debt (b)	579,475	569,222	7,783
Net debt (c=(b-a))	201,900	243,084	3,324

Total capital (equity+net debt) (d)	883,795	977,133	13,360

Gearing ratio (c/d)	0.2	0.2	0.2

a)
The constituents of ‘total cash’ for the purpose of capital management disclosure includes only those amounts of restricted funds that are corresponding to liabilities (e.g. margin money deposits). Consequently, restricted funds of
₹
 1,530 million and
₹
6,352 million ($ 87 million) as at March 31, 2020 and March 31, 2021 respectively have been excluded from ‘total cash’ in the capital management disclosures. Till March 31, 2020 such restricted balance were also included in total cash. (Refer notes 19, 20 and 17).

b)
Additionally, Non-current bank deposits of
₹
338 million and
₹
1,107 million ($ 15 million) as at March 31, 2020 and March 31, 2021 respectively have been included to form part of ‘total cash’ in the capital management disclosures.